SHARE BASED PAYMENTS - Compensation Cost and Activity (Details)	12 Months Ended
	Dec. 31, 2019 ZAR (R) EquityInstruments shares	Dec. 31, 2018 EquityInstruments ZAR (R) shares	Dec. 31, 2017 EquityInstruments ZAR (R)
Sibanye Stillwater 2017 Share Plan [Member]
SHARE-BASED PAYMENTS
Compensation cost not yet recognised	R 363,800,000
Compensation cost recognition period	3 years
Shares authorized | shares	86,748,850
Maximum shares allowed per individual participant | shares	8,674,885
Sibanye 2017 Share Plan - Bonus Shares [Member]
SHARE-BASED PAYMENTS
Number of other equity instruments outstanding in share-based payment arrangement at beginning of period	3,269,210
Number of instruments, granted	3,994,507	5,977,437
Exercised and released	(5,823,174)	(2,348,445)
Forfeited	(917,461)	(359,782)
Condition forfeited | shares	2,059,407
Number of other equity instruments outstanding in share-based payment arrangement at end of period	2,582,489	3,269,210
Sibanye Stillwater 2017 Share Plan - Performance Shares [Member]
SHARE-BASED PAYMENTS
Number of other equity instruments outstanding in share-based payment arrangement at beginning of period	48,535,348	12,953,888
Number of instruments, granted	30,512,439	41,103,872	2,376,742
Supplementary awards related to the SGL 2013 Plan			10,933,066
Exercised and released		(1,457,586)	(105,449)
Forfeited	(765,896)	(3,995,018)	(250,471)
Condition forfeited | shares	(10,045,449)	(69,808)
Number of other equity instruments outstanding in share-based payment arrangement at end of period	68,236,442	48,535,348	12,953,888
SGL 2013 Share Plan
SHARE-BASED PAYMENTS
Compensation cost not yet recognised	R 17,200,000
Compensation cost recognition period	3 years
SGL 2013 Share Plan - Performance shares
SHARE-BASED PAYMENTS
Number of other equity instruments outstanding in share-based payment arrangement at beginning of period | EquityInstruments	15,215,982	19,379,386	10,610,779
Number of instruments, granted | EquityInstruments			12,851,131
Exercised and released | EquityInstruments	(467,017)	(2,523,162)	(2,616,050)
Forfeited | EquityInstruments	(3,602,595)	(1,514,145)	(1,466,474)
Condition forfeited | shares	11,090	(126,097)
Number of other equity instruments outstanding in share-based payment arrangement at end of period | EquityInstruments	11,157,460	15,215,982	19,379,386
SGL 2013 Share Plan - Bonus shares
SHARE-BASED PAYMENTS
Number of other equity instruments outstanding in share-based payment arrangement at beginning of period | EquityInstruments		446,469	250,827
Number of instruments, granted | EquityInstruments			2,421,522
Exercised and released | EquityInstruments		(415,579)	(2,126,415)
Forfeited | EquityInstruments		(30,890)	(99,465)
Number of other equity instruments outstanding in share-based payment arrangement at end of period | EquityInstruments			446,469